Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Other Non-current Assets

Other non-current assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Operating leases right-of-use assets (Note 18)	127,824	132,607
Term deposits (Note 2.13)	—	300,000
Others	24,270	56,602
Total	152,094	489,209